Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Net earnings from continuing operations attributable to common shareholders - basic	$ 233	$ 754	$ 908	$ 1,485
Net earnings from discontinued operations attributable to common shareholders - basic	4	7	9	16
Net earnings attributable to common shareholders - basic	$ 237	$ 761	$ 917	$ 1,501
Dividends declared per common share (in dollars) (CAD per share)	$ 0.8325	$ 0.7925	$ 1.6650	$ 1.5850
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic (in shares)	904,300,000	899,500,000	904,200,000	898,900,000
Assumed exercise of stock options (in shares)	100,000	800,000	200,000	500,000
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	904,400,000	900,300,000	904,400,000	899,400,000
Shares excluded from calculation of earnings per share (in shares)	14,358,128	3,379,952	9,554,587	6,349,240